Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,018	$ 1,300	$ 1,675
Shares beneficially owned by the Directors	59,073	47,473
Remuneration charge (in shares)	14,500	39,606	42,141
Remuneration expense, percent shares	41.00%	58.00%	75.00%
Remuneration expense, percent cash	59.00%	42.00%	25.00%
Classes of employee benefits expense:
Base salary	$ 358,000	$ 421,000	$ 463,000
Pension	2,000	3,000	3,000
Other benefits	19,000	17,000	24,000
Share based compensation	14,000	50,000	52,000
Employee benefits expense	$ 452,000	$ 553,000	614,000
Shares awards vested (in shares)	434,675	270,850
Shares not yet vested (in shares)	502,914	474,225
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 250	$ 0	315
Shares beneficially owned by the Directors	0	0
Other non-executive directors of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 768	$ 1,300	1,360
Shares beneficially owned by the Directors	59,073	47,473
Group Leadership Team
Classes of employee benefits expense:
Base salary	$ 3,427	$ 5,040	4,903
Bonus	5,446	13,230	3,267
Pension	623	1,042	1,194
Other benefits	1,676	635	529
PCA (2025) / MSU (2024)	0	1,169	0
Termination benefits	4,036	4,940	804
Total before share based compensation	15,208	26,056	10,696
Share based compensation	5,371	16,277	21,663
Employee benefits expense	$ 20,579	$ 42,332	$ 32,359